Equity Incentive Plan - Schedule of Stock Options Assumptions (Details)	9 Months Ended
Sep. 30, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield	0.00%
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	3.25%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.71%
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	124.00%
Expected term (in years)	4 years 2 months 12 days